CONSOLIDATED BALANCE SHEETS ₽ in Millions, $ in Millions	Dec. 31, 2019 RUB (₽)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 RUB (₽)
Current assets:
Cash and cash equivalents	₽ 56,415.0	$ 715.5	₽ 68,798.0
Term deposits	31,891.0	404.5
Accounts receivable, net	17,832.0	226.2	14,570.0
Prepaid expenses	3,315.0	42.0	2,119.0
Funds receivable, net	1,226.0	15.5	2,217.0
Other current assets	9,605.0	121.8	4,177.0
Total current assets	120,284.0	1,525.5	91,881.0
Property and equipment, net	47,856.0	606.9	39,740.0
Operating lease right-of-use assets	21,218.0	269.1	17,654.0
Intangible assets, net	10,365.0	131.5	11,545.0
Non-current content assets, net	3,295.0	41.8	335.0
Goodwill	52,205.0	662.1	52,662.0
Long-term prepaid expenses	2,289.0	29.1	1,800.0
Investments in non-marketable equity securities	28,073.0	356.0	36,484.0
Deferred tax assets	1,847.0	23.4	3,523.0
Other non-current assets	3,694.0	46.8	3,473.0
TOTAL ASSETS	291,126.0	3,692.2	259,097.0
Current liabilities:
Accounts payable and accrued liabilities	34,978.0	443.6	22,904.0
Income and non-income taxes payable	8,020.0	101.7	4,059.0
Deferred revenue	3,542.0	44.9	2,792.0
Total current liabilities	46,540.0	590.2	29,755.0
Deferred tax liabilities	1,951.0	24.7	1,572.0
Operating lease liabilities	10,841.0	137.5	12,560.0
Other accrued liabilities	2,359.0	30.0	569.0
Total liabilities	61,691.0	782.4	44,456.0
Commitments and contingencies
Redeemable noncontrolling interests	14,246.0	180.7	13,035.0
Shareholders' equity:
Ordinary shares: par value (Class A 0.01, Class B 0.10 and Class C 0.09); shares authorized (Class A: 1,000,000,000 and 500,000,000, Class B: 46,997,887 and 37,138,658 and Class C: 46,997,887 and 37,748,658); shares issued (Class A: 292,437,655 and 293,527,655, Class B: 37,878,658 and 37,138,658, and Class C: nil and 610,000, respectively); shares outstanding (Class A: 286,848,365 and 292,719,508, Class B: 37,878,658 and 37,138,658, and Class C: nil)	261.0	3.3	263.0
Treasury shares at cost (Class A: 5,589,290 and 808,147, Priority share: nil and 1, respectively)	(411.0)	(5.2)	(10,769.0)
Additional paid-in capital	68,050.0	863.0	69,729.0
Accumulated other comprehensive income	4,841.0	61.4	8,182.0
Retained earnings	122,187.0	1,549.6	111,465.0
Total equity attributable to Yandex N.V.	194,928.0	2,472.1	178,870.0
Noncontrolling interests	20,261.0	257.0	22,736.0
Total shareholders' equity	215,189.0	2,729.1	201,606.0
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	291,126.0	3,692.2	259,097.0
Priority share
Shareholders' equity:
Preferred share
Preference shares
Shareholders' equity:
Preferred share